Condensed Consolidated Statements of Cash Flows (Unadited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,501,137)	$ (520,831)	$ (6,202,816)	$ (843,770)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash compensation	296,567	67,600	511,198
Loss on debt settlement	48,000			(73,562)
Debt modification expenses			2,865,234
Gain on forgiveness of debt		(597,312)	(597,312)
Depreciation expense	4,583		764	107
Amortization	1,248	1,248	2,496	2,496
Amortization of prepaid financing cost	412,370	175,333	514,207
Amortization of prepaid expenses	396,529
Amortization of debt discount	425,374	58,676	195,239	18,668
Amortization of warrant discount	141,940	63,426	204,098
Fair value of options expenses	2,906
Fair value of warrants expense	30,626
Change in the fair value of derivative liability	(62,418)		(18,868)	(152,253)
Derivative liability expense - insufficient shares		85,960	85,960
Non-cash interest expenses		144,208	275,041
Reduction of inventory reserve				(33,135)
Changes in operating assets and liabilities:
Accounts receivable		75,455	76,305	(72,861)
Inventory	1,307,377	(71,376)	(2,044,472)	(1,444,132)
Prepaid expenses		(166,139)	(592,769)
Prepaid financing costs		(95,200)	(93,246)	4,688
Accounts payable and accrued liabilities	(317,142)	(304,854)	648,068	499,481
Preferred stock liability	(100)	100
Payroll taxes, interest and penalties	(30,210)	66,903	(64,647)	(102,823)
Accrued interest	153,111	287,552	468,350	327,560
Unearned revenue	(1,362,009)	228,731	1,305,796	1,213,820
NET CASH (USED IN) OPERATING ACTIVITIES	(2,052,385)	(500,520)	(2,461,374)	(655,716)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets		(13,750)	(27,500)
Purchase of intangible assets			(18,100)
NET CASH (USED IN) INVESTING ACTIVITIES		(13,750)	(45,600)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes payable, net of fees		3,377,940	4,775,469
Payments on debt settlement	(16,795)	(100,710)	(201,420)	(41,785)
Payments on convertible notes payable		(27,500)	(45,500)	(7,500)
Stock issued for cash in conjunction with warrant exercise			25,000	94,490
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(16,795)	3,249,730	4,553,549	45,205
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,069,180)	2,735,460	2,046,575	(610,511)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	2,175,543	128,968	128,968	739,479
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	106,363	2,864,428	2,175,543	128,968
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	288,915	27,745	254,444
Taxes paid
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of shares of common stock for debt and accrued interest conversion	1,240,470	97,000	861,518	94,724
Issuance of shares of common stock for accounts payable				76,500
Debt discount on convertible notes		38,493	1,425,555	42,857
Fair value of warrant issued for debt discount and deferred financing cost		800,310	1,272,194	457,886
Derivative liability expense - insufficient shares		85,960
Common stock to be issued now issued	254,166
Initial derivative liability on the notes issuance date		182,701	389,697
Derivative liability reclass into additional paid in capital upon notes conversion	125,710	182,701	182,701
Derivative liability reclass into additional paid in capital upon sufficient authorized shares			85,960
Re-class convertible notes into notes payable and debt settlement payable				290,000
Proceed from convertible notes directly paid to accounts payable balance		$ 78,050	96,581
Re-class customer deposit and accrued interest into convertible debt			$ 368,947